Accounts and Other Receivables - Summary of ECLs and Credit Risk Exposures for Accounts and Other Receivables (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accounts Receivables
Trade And Other Receivables [Line Items]
Carrying amount	₩ 32,419	₩ 60,686
Loss allowance	165	22	₩ 123	₩ 126
Other Receivables
Trade And Other Receivables [Line Items]
Carrying amount	61	339
Loss allowance	₩ 4	84	₩ 46	₩ 45
Less than 90 days | Expected Credit Losses and Credit Risk Exposures | Accounts Receivables
Trade And Other Receivables [Line Items]
Expected loss rate	0.30%
Carrying amount	₩ 31,146	60,588
Loss allowance	₩ 97
Less than 90 days | Expected Credit Losses and Credit Risk Exposures | Other Receivables
Trade And Other Receivables [Line Items]
Expected loss rate	4.30%
Carrying amount	₩ 57	₩ 254
Loss allowance	₩ 2
More than 90 days ~ Less than 180 days | Expected Credit Losses and Credit Risk Exposures | Accounts Receivables
Trade And Other Receivables [Line Items]
Expected loss rate	3.60%
Carrying amount	₩ 1,213
Loss allowance	₩ 44
More than 90 days ~ Less than 180 days | Expected Credit Losses and Credit Risk Exposures | Other Receivables
Trade And Other Receivables [Line Items]
Expected loss rate	32.80%
Carrying amount	₩ 2
Loss allowance	₩ 1
More than 180 days ~ Less than 270 days | Expected Credit Losses and Credit Risk Exposures | Accounts Receivables
Trade And Other Receivables [Line Items]
Expected loss rate	21.10%
Carrying amount	₩ 30
Loss allowance	₩ 6
More than 180 days ~ Less than 270 days | Expected Credit Losses and Credit Risk Exposures | Other Receivables
Trade And Other Receivables [Line Items]
Expected loss rate	99.60%
Carrying amount	₩ 1
Loss allowance	₩ 1
More than 270 days ~ Less than 1 year | Expected Credit Losses and Credit Risk Exposures | Accounts Receivables
Trade And Other Receivables [Line Items]
Expected loss rate	51.90%
Carrying amount	₩ 24
Loss allowance	₩ 12
More than 270 days ~ Less than 1 year | Expected Credit Losses and Credit Risk Exposures | Other Receivables
Trade And Other Receivables [Line Items]
Expected loss rate	100.00%	49.00%
Carrying amount	₩ 1	₩ 1
More than 1 year | Expected Credit Losses and Credit Risk Exposures | Accounts Receivables
Trade And Other Receivables [Line Items]
Expected loss rate	100.00%	22.30%
Carrying amount	₩ 6	₩ 98
Loss allowance	₩ 6	₩ 22
More than 1 year | Expected Credit Losses and Credit Risk Exposures | Other Receivables
Trade And Other Receivables [Line Items]
Expected loss rate		100.00%
Carrying amount		₩ 84
Loss allowance		₩ 84